Financial liabilities - Schedule of components of financial liabilities other than hedging derivatives (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	€ 133,856	€ 122,270
Financial liabilities designated at fair value through profit or loss	34,493	40,367
Financial liabilities at amortised cost	1,454,896	1,468,703
Derivatives
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	52,261	50,589
Short Positions
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	29,653	26,174
Deposits
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	51,942	45,507
Financial liabilities designated at fair value through profit or loss	27,751	34,996
Financial liabilities at amortised cost	1,106,860	1,125,308
Central banks
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	11,057	7,808
Financial liabilities designated at fair value through profit or loss	1,605	1,209
Financial liabilities at amortised cost	34,097	48,782
Credit institutions
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	17,156	17,862
Financial liabilities designated at fair value through profit or loss	1,337	1,735
Financial liabilities at amortised cost	83,655	81,246
Customer
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	23,729	19,837
Financial liabilities designated at fair value through profit or loss	24,809	32,052
Financial liabilities at amortised cost	989,108	995,280
Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	0	0
Financial liabilities designated at fair value through profit or loss	6,726	5,371
Financial liabilities at amortised cost	305,136	303,208
Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	0	0
Financial liabilities designated at fair value through profit or loss	16	0
Financial liabilities at amortised cost	€ 42,900	€ 40,187